Acquisitions and Divestitures - Fairfax India's sale of Privi Speciality Chemicals Limited (Details) - Privi Speciality Chemicals Limited $ in Millions, ₨ in Billions	Apr. 29, 2021 USD ($)	Apr. 29, 2021 INR (₨)
Acquisitions and Divestitures
Proportion of ownership interest in joint venture disposed of	48.80%	48.80%
Consideration paid	$ 164.8	₨ 12.2
Net gain on investments	$ 94.9